Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.87%
Communication services: 4.45%
Diversified telecommunication services: 0.75%
AT&T Incorporated	4.30%	12-15-2042	$ 350,000	$ 385,153
AT&T Incorporated	4.50	5-15-2035	230,000	263,709
AT&T Incorporated	4.90	6-15-2042	36,000	42,581
T Mobile USA Incorporated	4.50	4-15-2050	0	0
Verizon Communications Incorporated	4.13	3-16-2027	200,000	228,413
Verizon Communications Incorporated	4.67	3-15-2055	655,000	806,634
				1,726,490
Entertainment: 0.82%
Activision Blizzard	1.35	9-15-2030	700,000	642,129
Walt Disney Company	2.20	1-13-2028	300,000	308,553
Walt Disney Company	2.65	1-13-2031	700,000	722,437
Walt Disney Company	4.13	12-1-2041	175,000	202,085
				1,875,204
Interactive media & services: 0.52%
Alphabet Incorporated	3.38	2-25-2024	1,087,000	1,180,456
Media: 2.36%
CBS Corporation	3.70	8-15-2024	350,000	380,192
CBS Corporation	4.85	7-1-2042	140,000	162,334
CBS Corporation	4.90	8-15-2044	350,000	408,063
Charter Communications Operating LLC	4.46	7-23-2022	400,000	415,691
Charter Communications Operating LLC	4.91	7-23-2025	400,000	454,858
Comcast Corporation	1.50	2-15-2031	400,000	371,661
Comcast Corporation	2.35	1-15-2027	210,000	220,244
Comcast Corporation	4.00	11-1-2049	200,000	225,803
Discovery Communications LLC	3.95	3-20-2028	400,000	438,857
Discovery Communications LLC 144A	4.00	9-15-2055	241,000	238,573
Fox Corporation	5.58	1-25-2049	900,000	1,149,854
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	252,572
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	198,910
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	313,284
Viacom Incorporated	5.50	5-15-2033	140,000	175,503
				5,406,399
Consumer discretionary: 4.67%
Automobiles: 0.10%
General Motors Company	6.25	10-2-2043	175,000	235,444
Hotels, restaurants & leisure: 1.48%
GLP Capital LP	5.30	1-15-2029	400,000	461,636
Marriott International Incorporated	4.63	6-15-2030	400,000	451,134
McDonald's Corporation	3.38	5-26-2025	245,000	266,852
McDonald's Corporation	3.50	7-1-2027	1,300,000	1,444,269
McDonald's Corporation	4.60	5-26-2045	175,000	209,571
Starbucks Corporation	4.00	11-15-2028	500,000	566,048
				3,399,510
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.10%
Whirlpool Corporation	4.00%	3-1-2024	$ 87,000	$ 94,731
Whirlpool Corporation	4.70	6-1-2022	140,000	145,940
				240,671
Internet & direct marketing retail: 0.70%
Amazon.com Incorporated	4.05	8-22-2047	400,000	464,111
Amazon.com Incorporated	4.25	8-22-2057	400,000	481,499
Amazon.com Incorporated	4.95	12-5-2044	300,000	389,439
eBay Incorporated	4.00	7-15-2042	175,000	185,936
Expedia Incorporated	4.50	8-15-2024	70,000	77,169
				1,598,154
Leisure products: 0.06%
Hasbro Incorporated	6.35	3-15-2040	108,000	145,171
Multiline retail: 0.57%
Dollar General Corporation	3.25	4-15-2023	245,000	256,104
Target Corporation	3.63	4-15-2046	910,000	1,041,074
				1,297,178
Specialty retail: 1.59%
AutoZone Incorporated	2.88	1-15-2023	175,000	180,886
AutoZone Incorporated	3.13	7-15-2023	105,000	110,238
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,369,869
Home Depot Incorporated	3.50	9-15-2056	260,000	278,992
Lowe's Companies Incorporated	2.50	4-15-2026	350,000	371,584
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	187,376
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	350,462
O'Reilly Automotive Incorporated	3.80	9-1-2022	105,000	108,550
TJX Companies Incorporated	3.88	4-15-2030	600,000	674,565
				3,632,522
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	72,362
Nike Incorporated	3.63	5-1-2043	70,000	78,054
				150,416
Consumer staples: 8.12%
Beverages: 2.64%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	224,387
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	286,618
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	467,139
Constellation Brands Incorporated	3.15	8-1-2029	300,000	317,641
Constellation Brands Incorporated	4.25	5-1-2023	360,000	385,590
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	816,121
Molson Coors Beverage Company	4.20	7-15-2046	1,000,000	1,059,709
PepsiCo Incorporated	3.60	8-13-2042	285,000	316,222
PepsiCo Incorporated	3.63	3-19-2050	1,200,000	1,333,648
PepsiCo Incorporated	4.00	3-5-2042	175,000	204,826
PepsiCo Incorporated	4.25	10-22-2044	140,000	167,468
The Coca-Cola Company	4.20	3-25-2050	400,000	479,916
				6,059,285
See accompanying notes to portfolio of investments

2  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food & staples retailing: 2.19%
Costco Wholesale Corporation	1.60%	4-20-2030	$1,000,000	$ 969,239
Sysco Corporation	3.30	7-15-2026	1,100,000	1,201,340
Sysco Corporation	5.38	9-21-2035	200,000	258,366
The Kroger Company	3.85	8-1-2023	175,000	186,559
The Kroger Company	5.00	4-15-2042	175,000	215,273
The Kroger Company	5.15	8-1-2043	105,000	130,779
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	218,489
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	218,344
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	345,651
Wal-Mart Stores Incorporated	3.40	6-26-2023	900,000	955,103
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	225,752
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	88,276
				5,013,171
Food products: 1.69%
Archer Daniels Midland	3.75	9-15-2047	400,000	456,051
Campbell Soup Company	2.50	8-2-2022	85,000	87,147
Conagra Brands Incorporated	4.60	11-1-2025	200,000	228,827
Conagra Brands Incorporated	8.25	9-15-2030	584,000	860,235
General Mills Incorporated	3.65	2-15-2024	175,000	189,063
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	97,591
Mondelez Iternational	2.75	4-13-2030	1,000,000	1,035,915
Tyson Foods Incorporated	4.35	3-1-2029	300,000	346,630
Tyson Foods Incorporated	4.50	6-15-2022	350,000	361,545
Tyson Foods Incorporated	4.88	8-15-2034	175,000	214,927
				3,877,931
Household products: 0.26%
Clorox Company	3.05	9-15-2022	113,000	116,221
Clorox Company	3.50	12-15-2024	140,000	153,532
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	109,277
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	211,491
				590,521
Personal products: 0.08%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	195,720
Tobacco: 1.26%
Altria Group Incorporated	3.88	9-16-2046	1,000,000	952,266
Altria Group Incorporated	4.00	1-31-2024	62,000	67,354
Altria Group Incorporated	4.50	5-2-2043	175,000	183,120
Philip Morris International Incorporated	2.50	8-22-2022	175,000	179,804
Philip Morris International Incorporated	2.63	3-6-2023	122,000	127,019
Philip Morris International Incorporated	3.25	11-10-2024	210,000	227,856
Philip Morris International Incorporated	4.25	11-10-2044	210,000	236,394
Philip Morris International Incorporated	4.50	3-20-2042	140,000	161,044
Reynolds American Incorporated	4.45	6-12-2025	350,000	389,150
Reynolds American Incorporated	5.70	8-15-2035	210,000	248,044
Reynolds American Incorporated	6.15	9-15-2043	87,000	105,875
				2,877,926
Energy: 7.27%
Energy equipment & services: 0.98%
Baker Hughes LLC	3.34	12-15-2027	1,000,000	1,096,015
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Halliburton Company	3.50%	8-1-2023	$ 350,000	$ 370,035
Halliburton Company	3.80	11-15-2025	350,000	387,813
Halliburton Company	4.50	11-15-2041	175,000	188,943
Halliburton Company	4.75	8-1-2043	175,000	196,114
				2,238,920
Oil, gas & consumable fuels: 6.29%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	72,583
BP Capital Markets America Incorporated	3.00	2-24-2050	200,000	185,418
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	226,814
Chevron Corporation	3.08	5-11-2050	700,000	695,458
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	180,641
ConocoPhillips Company 144A	2.40	2-15-2031	800,000	803,590
ConocoPhillips Company	4.30	11-15-2044	210,000	245,406
ConocoPhillips Company	5.90	10-15-2032	175,000	231,195
ConocoPhillips Company	6.95	4-15-2029	210,000	282,314
Devon Energy Corporation	7.95	4-15-2032	150,000	206,969
Diamondback Energy Incorporated	3.50	12-1-2029	900,000	953,914
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	173,448
Energy Transfer Partners LP	4.90	2-1-2024	210,000	229,396
Energy Transfer Partners LP	5.95	10-1-2043	140,000	166,597
Energy Transfer Partners LP	7.50	7-1-2038	70,000	95,403
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	331,636
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	183,795
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	93,346
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	104,938
Exxon Mobil Corporation	2.71	3-6-2025	350,000	374,300
Exxon Mobil Corporation	3.04	3-1-2026	500,000	544,576
Hess Corporation	7.30	8-15-2031	269,000	357,784
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	182,498
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	201,705
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	181,744
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	256,029
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	88,152
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	168,572
Marathon Oil Corporation	3.85	6-1-2025	245,000	266,523
Marathon Oil Corporation	5.20	6-1-2045	140,000	161,093
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	378,770
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	424,528
MPLX LP	4.13	3-1-2027	200,000	224,076
MPLX LP	4.88	6-1-2025	200,000	225,890
MPLX LP	5.20	3-1-2047	220,000	259,016
ONEOK Incorporated	4.00	7-13-2027	200,000	220,754
ONEOK Incorporated	4.55	7-15-2028	500,000	564,616
Phillips 66	4.65	11-15-2034	140,000	163,726
Plains All American Pipeline LP	3.60	11-1-2024	210,000	225,897
Plains All American Pipeline LP	3.85	10-15-2023	350,000	370,524
Plains All American Pipeline LP	4.90	2-15-2045	175,000	180,924
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	463,269
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	229,670
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	237,275
Spectra Energy Partners LP	3.38	10-15-2026	300,000	325,467
Spectra Energy Partners LP	4.75	3-15-2024	245,000	270,155
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	145,003
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	109,853
See accompanying notes to portfolio of investments

4  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Sunoco Logistics Partner LP	5.35%	5-15-2045	$ 140,000	$ 156,963
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	224,858
Williams Companies Incorporated	4.85	3-1-2048	200,000	231,066
Williams Partners LP	3.35	8-15-2022	175,000	179,957
Williams Partners LP	6.30	4-15-2040	273,000	360,357
				14,418,451
Financials: 17.18%
Banks: 6.09%
ABB Finance (USA) Incorporated	4.38	5-8-2042	0	0
Bank of America Corporation	3.25	10-21-2027	525,000	570,987
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	222,260
Bank of America Corporation	4.18	11-25-2027	560,000	629,754
Bank of America Corporation	4.25	10-22-2026	280,000	318,942
Bank One Corporation	7.63	10-15-2026	168,000	220,917
BB&T Corporation	2.85	10-26-2024	500,000	537,660
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	900,000	916,482
Citigroup Incorporated	4.13	7-25-2028	500,000	562,568
Citigroup Incorporated	4.60	3-9-2026	200,000	229,465
Citigroup Incorporated	4.65	7-30-2045	300,000	370,540
Citizens Financial Group Incorporated 144A	4.30	2-11-2031	200,000	219,140
Compass Bank	3.88	4-10-2025	250,000	275,095
Deutsche Bank	3.95	2-27-2023	1,100,000	1,159,578
Discover Bank	4.20	8-8-2023	310,000	335,349
Discover Bank	4.25	3-13-2026	250,000	281,502
Discover Bank	4.65	9-13-2028	250,000	289,608
Fifth Third Bancorp	3.95	3-14-2028	400,000	457,170
JPMorgan Chase & Company	2.95	10-1-2026	325,000	351,139
JPMorgan Chase & Company	3.20	1-25-2023	200,000	209,801
JPMorgan Chase & Company	4.13	12-15-2026	500,000	567,361
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	280,100
Key Bank NA	3.18	10-15-2027	0	0
Key Bank NA	3.30	6-1-2025	250,000	274,087
KeyCorp Incorporated	4.10	4-30-2028	400,000	457,178
PNC Bank NA	2.95	1-30-2023	300,000	312,407
PNC Bank NA	3.25	1-22-2028	1,050,000	1,148,879
PNC Bank NA	4.20	11-1-2025	250,000	283,786
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	390,200
Truist Bank	2.20	3-16-2023	1,100,000	1,136,273
Truist Bank	3.30	5-15-2026	200,000	219,973
UnionBank Corporation	3.50	6-18-2022	140,000	144,716
US Bancorp	2.38	7-22-2026	190,000	201,164
US Bancorp	3.60	9-11-2024	350,000	383,673
				13,957,754
Capital markets: 3.94%
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	313,097
Bank of New York Mellon Corporation	3.00	10-30-2028	700,000	754,042
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	330,755
BlackRock Incorporated	3.25	4-30-2029	900,000	995,500
CME Group Incorporated	4.15	6-15-2048	200,000	246,380
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	385,244
Goldman Sachs Group Incorporated	4.75	10-21-2045	400,000	505,351
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	267,868
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Jefferies Group Incorporated	5.13%	1-20-2023	$ 175,000	$ 187,838
Jefferies Group Incorporated	6.45	6-8-2027	105,000	131,296
Legg Mason Incorporated	4.75	3-15-2026	190,000	220,904
Moody's Corporation	4.50	9-1-2022	175,000	182,158
Moody's Corporation	5.25	7-15-2044	210,000	274,189
Morgan Stanley	4.30	1-27-2045	350,000	414,189
Morgan Stanley	5.00	11-24-2025	200,000	231,994
Morgan Stanley	6.25	8-9-2026	300,000	371,381
Morgan Stanley	7.25	4-1-2032	329,000	471,045
Northern Trust Corporation	3.95	10-30-2025	175,000	198,508
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	107,726
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	143,998
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	103,083
S&P Global Incorporated	4.00	6-15-2025	227,000	253,730
State Street Corporation	2.65	5-19-2026	1,100,000	1,186,493
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	153,766
The Charles Schwab Corporation	4.63	3-22-2030	500,000	598,332
				9,028,867
Consumer finance: 2.06%
American Express Company	2.50	8-1-2022	400,000	409,652
American Express Company	2.65	12-2-2022	402,000	416,608
American Express Company	4.20	11-6-2025	200,000	227,198
American Honda Finance Corporation	2.90	2-16-2024	200,000	212,816
American Honda Finance Corporation	3.45	7-14-2023	200,000	213,069
Capital One Financial Corporation	3.75	7-28-2026	525,000	581,122
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	270,812
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	218,395
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	190,064
Discover Financial Services	3.95	11-6-2024	200,000	219,476
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	400,244
Synchrony Financial	5.15	3-19-2029	900,000	1,044,903
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	321,700
				4,726,059
Diversified financial services: 0.51%
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	78,438
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	575,631
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	344,457
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	162,271
				1,160,797
Insurance: 3.74%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	840,000	1,085,700
American International Group Incorporated	4.50	7-16-2044	900,000	1,047,896
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	226,550
Aon Corporation	6.25	9-30-2040	70,000	98,062
Arch Capital Group Limited	5.14	11-1-2043	147,000	182,625
Chubb Corporation	6.00	5-11-2037	196,000	276,130
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	34,381
Lincoln National Corporation	4.00	9-1-2023	175,000	188,385
Loews Corporation	2.63	5-15-2023	105,000	108,789
Loews Corporation	4.13	5-15-2043	140,000	159,823
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	216,302
See accompanying notes to portfolio of investments

6  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Marsh & McLennan Company Incorporated	3.88%	3-15-2024	$ 200,000	$ 218,235
Marsh & McLennan Company Incorporated	4.90	3-15-2049	200,000	261,413
MetLife Incorporated	3.05	12-15-2022	190,000	197,662
MetLife Incorporated	4.13	8-13-2042	210,000	242,860
MetLife Incorporated	4.72	12-15-2044	175,000	219,591
MetLife Incorporated	6.38	6-15-2034	196,000	277,042
MetLife Incorporated	6.40	12-15-2066	200,000	255,237
MetLife Incorporated	6.50	12-15-2032	140,000	196,242
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	181,632
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	152,026
Progressive Corporation	6.25	12-1-2032	252,000	343,683
Prudential Financial Incorporated	3.91	12-7-2047	155,000	172,001
Prudential Financial Incorporated	3.94	12-7-2049	200,000	223,694
Prudential Financial Incorporated	4.60	5-15-2044	350,000	426,776
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	187,974
Prudential Financial Incorporated	5.75	7-15-2033	350,000	454,367
Prudential Financial Incorporated	6.63	12-1-2037	45,000	64,207
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	106,407
Travelers Companies Incorporated	4.60	8-1-2043	600,000	753,088
				8,558,780
Mortgage REITs: 0.84%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	371,841
ERP Operating LP	4.00	8-1-2047	400,000	449,364
Ventas Realty LP	3.50	2-1-2025	400,000	433,649
Ventas Realty LP	4.40	1-15-2029	600,000	681,146
				1,936,000
Health care: 9.61%
Biotechnology: 1.69%
AbbVie Incorporated	3.20	5-14-2026	420,000	455,125
AbbVie Incorporated	4.45	5-14-2046	200,000	233,659
AbbVie Incorporated	4.85	6-15-2044	350,000	428,576
Amgen Incorporated	2.77	9-1-2053	319,000	286,731
Amgen Incorporated	3.63	5-22-2024	350,000	379,781
Baxalta Incorporated	5.25	6-23-2045	280,000	360,514
Biogen Incorporated	2.25	5-1-2030	700,000	690,367
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	386,942
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	234,196
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	425,407
				3,881,298
Health care equipment & supplies: 1.28%
Abbott Laboratories	6.00	4-1-2039	105,000	152,514
Abbott Laboratories	6.15	11-30-2037	166,000	241,076
Becton Dickinson & Company	2.89	6-6-2022	426,000	436,363
Boston Scientific Corporation	3.85	5-15-2025	200,000	221,775
Catholic Health Initiatives	4.35	11-1-2042	175,000	198,771
Medtronic Incorporated	3.50	3-15-2025	140,000	154,638
Stryker Corporation	4.63	3-15-2046	350,000	432,513
Zimmer Biomet Holdings	3.55	3-20-2030	1,000,000	1,084,188
				2,921,838
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 3.37%
Aetna Incorporated	4.13%	11-15-2042	$ 175,000	$ 193,836
Aetna Incorporated	4.50	5-15-2042	200,000	232,480
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	198,510
Anthem Incorporated	4.38	12-1-2047	200,000	232,783
Ascension Healthcare Company	3.11	11-15-2039	500,000	519,409
Cardinal Health Incorporated	2.62	6-15-2022	400,000	408,255
CIGNA Corporation Company	3.00	7-15-2023	300,000	315,004
CIGNA Corporation Company	4.80	7-15-2046	210,000	256,440
CIGNA Corporation Company	6.13	11-15-2041	175,000	243,386
CVS Health Corporation	5.05	3-25-2048	1,300,000	1,604,557
HCA Incorporated	5.50	6-15-2047	500,000	628,150
Humana Incorporated	3.15	12-1-2022	210,000	217,129
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	228,674
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,293
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	112,606
McKesson Corporation	2.85	3-15-2023	140,000	145,208
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	312,220
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	232,289
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	206,816
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	355,346
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	357,844
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	155,340
WellPoint Incorporated	3.30	1-15-2023	200,000	209,397
WellPoint Incorporated	4.65	8-15-2044	50,000	60,049
WellPoint Incorporated	5.85	1-15-2036	200,000	262,892
				7,728,913
Life sciences tools & services: 0.13%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	111,571
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	186,615
				298,186
Pharmaceuticals: 3.14%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	116,752
Bristol-Myers Squibb Company	3.88	8-15-2025	175,000	196,323
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	246,539
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	297,891
Eli Lilly & Company	2.75	6-1-2025	70,000	75,088
Eli Lilly & Company	3.95	3-15-2049	600,000	697,320
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	146,354
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	278,474
Johnson & Johnson	3.70	3-1-2046	175,000	199,895
Johnson & Johnson	4.38	12-5-2033	200,000	248,521
Johnson & Johnson	4.95	5-15-2033	126,000	163,894
Merck & Company Incorporated	2.75	2-10-2025	270,000	288,892
Merck & Company Incorporated	3.70	2-10-2045	200,000	223,237
Mylan Incorporated	4.20	11-29-2023	200,000	215,195
Novartis Capital Corporation	2.40	9-21-2022	350,000	359,902
Novartis Capital Corporation	2.75	8-14-2050	600,000	576,797
Novartis Capital Corporation	3.70	9-21-2042	175,000	198,913
Pfizer Incorporated	3.00	12-15-2026	400,000	440,001
Pfizer Incorporated	3.90	3-15-2039	200,000	232,032
Pfizer Incorporated	4.30	6-15-2043	210,000	252,199
Royalty Pharma Company 144A	2.20	9-2-2030	1,100,000	1,057,354
See accompanying notes to portfolio of investments

8  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Schering-Plough Corporation	6.50%	12-1-2033	$ 175,000	$ 252,712
Zoetis Incorporated	4.70	2-1-2043	350,000	433,117
				7,197,402
Industrials: 8.36%
Aerospace & defense: 2.34%
General Dynamics Corporation	2.25	11-15-2022	350,000	358,616
L3Harris Technologies Incorporated	2.90	12-15-2029	900,000	938,338
Lockheed Martin Corporation	4.07	12-15-2042	229,000	267,653
Lockheed Martin Corporation	4.70	5-15-2046	350,000	446,251
Lockheed Martin Corporation	6.15	9-1-2036	122,000	172,028
Northrop Grumman Corporation	4.03	10-15-2047	400,000	455,207
Northrop Grumman Corporation	5.05	11-15-2040	70,000	88,664
Northrop Grumman Corporation	7.75	2-15-2031	210,000	300,680
Precision Castparts Corporation	2.50	1-15-2023	175,000	180,455
Precision Castparts Corporation	3.90	1-15-2043	140,000	153,071
Raytheon Technologies Corporation	4.80	12-15-2043	175,000	212,731
Raytheon Technologies Corporation	7.20	8-15-2027	84,000	110,376
Textron Incorporated	4.30	3-1-2024	140,000	151,918
The Boeing Company	2.60	10-30-2025	300,000	313,939
The Boeing Company	2.80	3-1-2023	200,000	207,358
The Boeing Company	3.20	3-1-2029	200,000	207,664
The Boeing Company	5.88	2-15-2040	21,000	26,177
United Technologies Corporation	3.75	11-1-2046	200,000	215,916
United Technologies Corporation	7.50	9-15-2029	400,000	552,473
				5,359,515
Air freight & logistics: 0.71%
FedEx Corporation	3.88	8-1-2042	140,000	151,009
FedEx Corporation	4.55	4-1-2046	350,000	408,686
FedEx Corporation	4.90	1-15-2034	175,000	214,657
FedEx Corporation	5.10	1-15-2044	210,000	261,550
United Parcel Service Incorporated	2.45	10-1-2022	280,000	288,354
United Parcel Service Incorporated	6.20	1-15-2038	206,000	298,019
				1,622,275
Airlines: 0.10%
American Airlines Incorporated	3.20	12-15-2029	50,189	50,766
Delta Air Lines Incorporated	6.82	2-10-2024	26,957	28,747
United Airlines Incorporated	4.30	2-15-2027	155,913	162,506
				242,019
Building products: 0.33%
Johnson Control International plc	1.75	9-15-2030	800,000	758,574
Commercial services & supplies: 0.60%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	71,520
Republic Services Incorporated	2.90	7-1-2026	260,000	279,842
Waste Management Incorporated	4.10	3-1-2045	900,000	1,034,647
				1,386,009
Industrial conglomerates: 1.00%
3M Company	5.70	3-15-2037	227,000	306,627
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial conglomerates (continued)
General Electric Company	3.10%	1-9-2023	$ 300,000	$ 312,821
General Electric Company	4.13	10-9-2042	400,000	443,607
General Electric Company	4.50	3-11-2044	200,000	233,442
General Electric Company	5.88	1-14-2038	200,000	264,713
Honeywell International Incorporated	3.35	12-1-2023	140,000	150,414
Honeywell International Incorporated	3.81	11-21-2047	500,000	570,991
				2,282,615
Machinery: 1.10%
Caterpillar Incorporated	3.80	8-15-2042	105,000	120,830
Caterpillar Incorporated	4.75	5-15-2064	300,000	411,920
Deere & Company	2.60	6-8-2022	350,000	356,606
Deere & Company	5.38	10-16-2029	210,000	263,269
Dover Corporation	5.38	10-15-2035	140,000	176,245
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	246,843
Otis Worldwide Corporation	3.36	2-15-2050	800,000	809,841
Parker Hannifin Corporation	3.50	9-15-2022	70,000	72,843
Parker Hannifin Corporation	6.25	5-15-2038	42,000	58,524
				2,516,921
Professional services: 0.08%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	183,043
Road & rail: 1.86%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	218,755
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	227,931
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	259,313
CSX Corporation	3.40	8-1-2024	278,000	300,650
CSX Corporation	4.50	8-1-2054	350,000	425,259
CSX Corporation	6.22	4-30-2040	140,000	199,223
Kansas City Southern	3.00	5-15-2023	51,000	53,127
Kansas City Southern	3.15	3-15-2023	140,000	145,779
Kansas City Southern	4.30	5-15-2043	140,000	156,511
Norfolk Southern Corporation	2.90	2-15-2023	400,000	414,617
Norfolk Southern Corporation	2.90	6-15-2026	250,000	269,859
Norfolk Southern Corporation	3.15	6-1-2027	300,000	326,650
Norfolk Southern Corporation	3.85	1-15-2024	140,000	150,902
Union Pacific Corporation	2.75	4-15-2023	200,000	207,993
Union Pacific Corporation 144A	2.97	9-16-2062	175,000	157,420
Union Pacific Corporation	3.25	1-15-2025	175,000	189,255
Union Pacific Corporation	3.75	3-15-2024	140,000	151,825
Union Pacific Corporation	3.80	10-1-2051	200,000	217,365
Union Pacific Corporation 144A	3.80	4-6-2071	175,000	180,663
				4,253,097
Trading companies & distributors: 0.24%
Air Lease Corporation	3.25	3-1-2025	200,000	212,063
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	347,703
				559,766
Information technology: 6.62%
Communications equipment: 0.45%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	312,749
See accompanying notes to portfolio of investments

10  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications equipment (continued)
Cisco Systems Incorporated	2.95%	2-28-2026	$ 340,000	$ 371,252
Cisco Systems Incorporated	3.00	6-15-2022	340,000	349,894
				1,033,895
Electronic equipment, instruments & components: 0.15%
Corning Incorporated	5.75	8-15-2040	105,000	137,806
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	195,020
				332,826
IT services: 1.45%
Fiserv Incorporated	3.85	6-1-2025	210,000	231,331
IBM Corporation	1.88	8-1-2022	280,000	285,371
IBM Corporation	3.38	8-1-2023	210,000	223,898
IBM Corporation	5.88	11-29-2032	175,000	236,749
IBM Corporation	7.00	10-30-2025	210,000	264,528
Mastercard Incorporated	3.50	2-26-2028	400,000	446,281
Total System Services Incorporated	3.75	6-1-2023	105,000	110,901
Visa Incorporated	2.75	9-15-2027	300,000	324,540
Visa Incorporated	2.00	8-15-2050	300,000	248,420
Visa Incorporated	2.05	4-15-2030	800,000	811,339
Western Union Company	6.20	11-17-2036	122,000	150,253
				3,333,611
Semiconductors & semiconductor equipment: 2.13%
Analog Devices Incorporated	2.88	6-1-2023	105,000	109,585
Applied Materials Incorporated	5.85	6-15-2041	140,000	199,225
Broadcom Incorporated	3.13	1-15-2025	600,000	641,231
Broadcom Incorporated	3.88	1-15-2027	300,000	329,587
Intel Corporation	2.60	5-19-2026	220,000	235,797
Intel Corporation	4.10	5-19-2046	300,000	346,440
Intel Corporation	4.25	12-15-2042	175,000	205,223
Intel Corporation	4.90	7-29-2045	230,000	294,726
Lam Research Corporation	4.88	3-15-2049	900,000	1,165,619
NVIDIA Corporation	2.85	4-1-2030	900,000	958,114
Qualcomm Incorporated	3.25	5-20-2027	200,000	221,125
Texas Instruments Incorporated	2.25	5-1-2023	175,000	180,832
				4,887,504
Software: 1.59%
Autodesk Incorporated	3.60	12-15-2022	175,000	181,737
Microsoft Corporation	4.50	2-6-2057	750,000	986,459
Microsoft Corporation	5.20	6-1-2039	77,000	104,445
Oracle Corporation	3.40	7-8-2024	200,000	215,564
Oracle Corporation	4.00	7-15-2046	350,000	365,060
Oracle Corporation	4.30	7-8-2034	175,000	199,500
Oracle Corporation	4.38	5-15-2055	200,000	219,115
Salesforce.com Incorporated	3.70	4-11-2028	200,000	226,295
Vmware Incorporated	4.65	5-15-2027	1,000,000	1,147,440
				3,645,615
Technology hardware, storage & peripherals: 0.85%
Apple Incorporated	3.35	2-9-2027	200,000	222,116
Apple Incorporated	3.75	11-13-2047	400,000	452,550
Apple Incorporated	4.38	5-13-2045	350,000	426,854
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
Apple Incorporated	4.65%	2-23-2046	$ 200,000	$ 254,335
Dell International LLC 144A	8.10	7-15-2036	400,000	592,039
				1,947,894
Materials: 2.14%
Chemicals: 1.69%
Dow Chemical Company	3.50	10-1-2024	200,000	216,698
Dow Chemical Company	4.25	10-1-2034	175,000	199,085
Dow Chemical Company	5.25	11-15-2041	175,000	220,378
DuPont de Nemours Incorporated	4.73	11-15-2028	800,000	943,374
Eastman Chemical Company	4.80	9-1-2042	140,000	169,647
Ecolab Incorporated	2.70	11-1-2026	1,000,000	1,074,505
Mosaic Company	5.63	11-15-2043	175,000	224,082
Praxair Incorporated	2.70	2-21-2023	105,000	108,661
The Sherwin-Williams Company	4.50	6-1-2047	600,000	717,125
				3,873,555
Containers & packaging: 0.22%
International Paper Company	3.00	2-15-2027	0	0
International Paper Company	7.30	11-15-2039	175,000	265,047
MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,369
Packaging Corporation of America	3.65	9-15-2024	175,000	189,840
				504,256
Metals & mining: 0.16%
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	220,008
Nucor Corporation	4.00	8-1-2023	132,000	140,956
				360,964
Paper & forest products: 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	167,002
Real estate: 4.45%
Equity REITs: 4.45%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	291,966
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	217,354
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	379,173
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	468,512
American Campus Communities Incorporated	3.75	4-15-2023	70,000	73,534
American Tower Corporation	3.50	1-31-2023	295,000	309,884
American Tower Corporation	4.00	6-1-2025	350,000	386,878
American Tower Corporation	5.00	2-15-2024	245,000	272,902
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	153,331
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	190,141
Boston Properties LP	2.75	10-1-2026	500,000	535,274
Boston Properties LP	3.13	9-1-2023	105,000	110,316
Boston Properties LP	3.80	2-1-2024	300,000	322,711
Boston Properties LP	3.85	2-1-2023	200,000	209,471
Equinix Incorporated	1.55	3-15-2028	1,100,000	1,070,316
Essex Portfolio LP	3.25	5-1-2023	70,000	73,223
Federal Realty Investment Trust	4.50	12-1-2044	175,000	201,449
HCP Incorporated	6.75	2-1-2041	95,000	136,125
Health Care REIT Incorporated	4.00	6-1-2025	210,000	232,490
See accompanying notes to portfolio of investments

12  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Health Care REIT Incorporated	4.50%	1-15-2024	$ 140,000	$ 152,418
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	73,908
Kilroy Realty Corporation	3.80	1-15-2023	175,000	182,505
Kimco Realty Corporation	2.80	10-1-2026	350,000	371,703
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,713
Prologis LP	1.25	10-15-2030	1,100,000	1,017,206
Realty Income Corporation	4.65	8-1-2023	810,000	874,564
Simon Property Group LP	3.30	1-15-2026	410,000	444,514
Simon Property Group LP	3.75	2-1-2024	175,000	188,459
Simon Property Group LP	4.75	3-15-2042	175,000	209,357
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	107,253
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	137,312
Welltower Incorporated	4.95	9-1-2048	400,000	484,782
Weyerhaeuser Company	7.38	3-15-2032	200,000	286,752
				10,203,496
Utilities: 9.00%
Electric utilities: 7.42%
AGL Capital Corporation	4.40	6-1-2043	140,000	160,065
Alabama Power Company	3.55	12-1-2023	175,000	188,414
Alabama Power Company	3.85	12-1-2042	140,000	154,895
Alabama Power Company	4.15	8-15-2044	105,000	122,615
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	310,063
Appalachian Power Company	3.40	6-1-2025	175,000	190,057
Appalachian Power Company	4.45	6-1-2045	175,000	202,925
Appalachian Power Company	7.00	4-1-2038	70,000	102,091
Arizona Public Service Company	3.15	5-15-2025	105,000	113,059
Arizona Public Service Company	4.50	4-1-2042	70,000	82,794
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	53,091
Berkshire Hathaway Energy	3.65	4-15-2029	800,000	897,954
Berkshire Hathaway Energy	6.75	12-30-2031	105,000	147,704
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	219,338
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	246,776
Carolina Power & Light Company	2.80	5-15-2022	0	0
CenterPoint Energy Houston	4.50	4-1-2044	175,000	215,916
Commonwealth Edison Company	3.80	10-1-2042	70,000	78,546
Connecticut Light & Power Company	4.15	6-1-2045	87,000	101,977
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	240,224
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	360,093
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	278,672
DTE Electric Company	3.65	3-15-2024	105,000	113,113
Duke Energy Corporation	3.05	8-15-2022	70,000	71,743
Duke Energy Corporation	3.95	10-15-2023	140,000	150,192
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	78,653
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	129,739
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	65,180
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	120,540
Eaton Corporation	2.75	11-2-2022	1,000,000	1,034,770
Emera US Finance LP	3.55	6-15-2026	200,000	218,554
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	189,496
Entergy Gulf States Louisiana LLC	4.20	4-1-2050	500,000	587,951
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Entergy Gulf States Louisiana LLC	5.59%	10-1-2024	$ 84,000	$ 97,408
Exelon Corporation	4.70	4-15-2050	900,000	1,093,211
Exelon Corporation	4.95	6-15-2035	140,000	169,391
Exelon Generation Company LLC	4.25	6-15-2022	157,000	161,978
Florida Power & Light Company	4.05	6-1-2042	175,000	203,917
Florida Power & Light Company	5.95	2-1-2038	224,000	312,492
Florida Power & Light Company	5.96	4-1-2039	175,000	246,376
Florida Power Corporation	5.65	4-1-2040	87,000	119,955
Interstate Power & Light Company	6.25	7-15-2039	21,000	29,009
Northeast Utilities	2.80	5-1-2023	122,000	126,662
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	177,305
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	108,446
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	187,742
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	36,893
NSTAR Electric Company	2.38	10-15-2022	140,000	143,209
NSTAR Electric Company	5.50	3-15-2040	70,000	93,458
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	134,663
Ohio Edison Company	6.88	7-15-2036	175,000	239,659
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	170,772
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	174,376
Pacific Gas & Electric Company	2.50	2-1-2031	1,300,000	1,201,491
PacifiCorp	3.60	4-1-2024	175,000	188,877
PacifiCorp	4.10	2-1-2042	70,000	80,739
Potomac Electric Power Company	3.60	3-15-2024	175,000	188,172
PPL Electric Utilities	4.75	7-15-2043	105,000	130,977
PPL Electric Utilities	6.25	5-15-2039	31,000	43,691
PSEG Power LLC	8.63	4-15-2031	75,000	113,677
Public Service Company of Colorado	2.25	9-15-2022	70,000	71,099
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	145,204
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	192,918
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	157,939
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	80,370
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	94,504
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	137,547
Southern California Edison Company	3.90	3-15-2043	105,000	107,493
Southern California Edison Company	5.35	7-15-2035	126,000	156,721
Southern California Edison Company	5.50	3-15-2040	140,000	174,134
Southern California Edison Company	6.00	1-15-2034	70,000	90,891
Southern Company	2.95	7-1-2023	200,000	209,193
Southwestern Electric Power Company	6.20	3-15-2040	35,000	47,739
TXU Electric Delivery Company	7.25	1-15-2033	52,000	76,233
Union Electric Company	3.90	9-15-2042	175,000	193,982
Union Electric Company	8.45	3-15-2039	56,000	94,472
Virginia Electric & Power Company	3.10	5-15-2025	70,000	75,060
Virginia Electric & Power Company	3.45	2-15-2024	105,000	112,510
Virginia Electric & Power Company	4.20	5-15-2045	105,000	120,321
Virginia Electric & Power Company	4.45	2-15-2044	105,000	125,296
Virginia Electric & Power Company	6.00	1-15-2036	70,000	95,523
Westar Energy Incorporated	4.10	4-1-2043	210,000	241,310
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	89,955
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	139,861
XCEL Energy Incorporated	3.40	6-1-2030	700,000	759,964
				16,991,985
See accompanying notes to portfolio of investments

14  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.40%
Atmos Energy Corporation	4.13%	10-15-2044	$ 245,000	$ 277,442
Atmos Energy Corporation	5.50	6-15-2041	42,000	54,947
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	100,833
National Fuel Gas Company	3.75	3-1-2023	218,000	227,975
One Gas Incorporated	3.61	2-1-2024	70,000	74,494
One Gas Incorporated	4.66	2-1-2044	35,000	41,212
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	41,808
Southern California Gas Company	5.13	11-15-2040	70,000	88,608
				907,319
Multi-utilities: 1.08%
Black Hills Corporation	4.25	11-30-2023	210,000	226,767
Consumers Energy Company	3.95	5-15-2043	140,000	161,343
Dominion Resources Incorporated	2.75	9-15-2022	210,000	215,178
Dominion Resources Incorporated	4.90	8-1-2041	42,000	51,685
Dominion Resources Incorporated	5.95	6-15-2035	157,000	208,847
DTE Energy Company	3.30	6-15-2022	70,000	71,814
DTE Energy Company	3.85	12-1-2023	170,000	182,763
NiSource Finance Corporation	5.65	2-1-2045	140,000	185,313
Puget Energy Incorporated	3.65	5-15-2025	140,000	151,132
Sempra Energy	2.88	10-1-2022	140,000	143,611
Sempra Energy	3.25	6-15-2027	300,000	325,633
Sempra Energy	4.00	2-1-2048	400,000	432,128
WEC Energy Group Incorporated	3.55	6-15-2025	118,000	129,011
				2,485,225
Water utilities: 0.10%
American Water Capital Corporation	3.40	3-1-2025	210,000	228,547
Total Corporate bonds and notes (Cost $174,802,780)				187,622,962
Yankee corporate bonds and notes: 16.98%
Communication services: 1.82%
Diversified telecommunication services: 0.59%
British Telecommunications plc	9.63	12-15-2030	200,000	310,478
Orange SA	5.50	2-6-2044	200,000	270,249
Telefonica Emisiones SA	4.90	3-6-2048	300,000	343,843
Telefonica Europe BV	8.25	9-15-2030	294,000	422,656
				1,347,226
Media: 0.10%
WPP Finance Limited 2010	3.75	9-19-2024	200,000	218,669
Wireless telecommunication services: 1.13%
America Movil SAB de CV	4.38	4-22-2049	500,000	588,179
Rogers Communications Incorporated	4.35	5-1-2049	800,000	893,761
Vodafone Group plc	2.95	2-19-2023	190,000	198,116
Vodafone Group plc	4.38	2-19-2043	350,000	391,373
Vodafone Group plc	6.25	11-30-2032	210,000	279,242
Vodafone Group plc	7.88	2-15-2030	175,000	246,748
				2,597,419
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  15

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 0.57%
Auto components: 0.09%
Magna International Incorporated	4.15%	10-1-2025	$ 175,000	$ 197,045
Hotels, restaurants & leisure: 0.19%
Sands China Limited	5.13	8-8-2025	400,000	447,196
Internet & direct marketing retail: 0.29%
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	437,071
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	217,304
				654,375
Consumer staples: 0.17%
Beverages: 0.17%
Diageo Capital plc	2.63	4-29-2023	210,000	218,213
Diageo Capital plc	5.88	9-30-2036	122,000	170,454
				388,667
Energy: 2.26%
Oil, gas & consumable fuels: 2.26%
BP Capital Markets plc	3.81	2-10-2024	350,000	381,244
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	221,030
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	228,554
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	240,437
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	151,930
Cenovus Energy Incorporated	5.38	7-15-2025	1,000,000	1,141,162
Husky Energy Incorporated	6.80	9-15-2037	70,000	88,699
Petro-Canada	5.95	5-15-2035	140,000	180,221
Shell International Finance BV	2.25	1-6-2023	175,000	180,797
Shell International Finance BV	2.38	8-21-2022	175,000	179,623
Shell International Finance BV	2.88	5-10-2026	230,000	249,778
Shell International Finance BV	3.25	5-11-2025	350,000	382,101
Shell International Finance BV	3.40	8-12-2023	175,000	187,035
Shell International Finance BV	3.63	8-21-2042	175,000	192,689
Suncor Energy Incorporated	5.95	12-1-2034	52,000	66,829
Total Capital Canada Limited	2.75	7-15-2023	245,000	257,869
Total Capital International SA	3.75	4-10-2024	350,000	382,772
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	186,833
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	279,814
				5,179,417
Financials: 9.30%
Banks: 7.18%
Bank of Montreal	2.35	9-11-2022	200,000	205,579
Bank of Montreal (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +1.43%) ±	3.80	12-15-2032	600,000	662,782
Bank of Nova Scotia	2.45	9-19-2022	300,000	308,716
Bank of Nova Scotia	4.50	12-16-2025	500,000	569,381
Barclays plc	4.38	1-12-2026	200,000	225,156
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	1,100,000	1,277,050
Barclays plc	5.25	8-17-2045	400,000	507,467
BNP Paribas	4.25	10-15-2024	400,000	445,466
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	859,027
See accompanying notes to portfolio of investments

16  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58%	6-19-2029	$ 400,000	$ 458,127
HSBC Holdings plc	4.95	3-31-2030	400,000	474,003
ING Banking Group plc	4.55	10-2-2028	900,000	1,047,624
Lloyds Banking Group plc	4.55	8-16-2028	900,000	1,041,533
Lloyds Banking Group plc	4.58	12-10-2025	250,000	282,078
Lloyds Banking Group plc	5.30	12-1-2045	300,000	380,156
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	224,049
Mitsubishi UFJ Financial Group Incorporated	4.05	9-11-2028	600,000	684,775
Mizuho Financial Group	3.17	9-11-2027	600,000	653,504
National Australia Bank Limited	2.50	7-12-2026	800,000	851,867
Royal Bank of Canada	4.65	1-27-2026	700,000	806,746
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	322,086
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	459,961
Santander UK plc	4.00	3-13-2024	800,000	875,939
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	268,735
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	706,611
Toronto Dominion Bank	3.50	7-19-2023	300,000	320,756
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	525,000	583,446
Westpac Banking Corporation	2.50	6-28-2022	200,000	204,997
Westpac Banking Corporation	2.85	5-13-2026	700,000	756,418
				16,464,035
Capital markets: 0.80%
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,076,990
Intercontinental Exchange	3.75	9-21-2028	500,000	561,293
Invesco Finance plc	4.00	1-30-2024	175,000	190,700
				1,828,983
Diversified financial services: 1.09%
AerCap Capital Corporation	3.65	7-21-2027	300,000	318,770
AerCap Capital Corporation	4.63	10-15-2027	600,000	663,520
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	225,454
GE Capital International Funding Company	3.37	11-15-2025	550,000	600,963
Ingersoll-Rand Finance SA	4.50	3-21-2049	300,000	362,498
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	332,742
				2,503,947
Insurance: 0.23%
Aon plc	3.88	12-15-2025	200,000	223,068
Aon plc	4.00	11-27-2023	105,000	113,279
XLIT Limited	5.25	12-15-2043	140,000	185,257
				521,604
Health care: 1.14%
Health care equipment & supplies: 0.53%
DH Europe Finance II	3.40	11-15-2049	900,000	940,646
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	263,771
				1,204,417
Pharmaceuticals: 0.61%
AstraZeneca plc	3.38	11-16-2025	500,000	549,761
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  17

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
AstraZeneca plc	4.38%	11-16-2045	$ 200,000	$ 239,213
Shire plc	3.20	9-23-2026	560,000	611,805
				1,400,779
Industrials: 0.33%
Professional services: 0.15%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	227,100
Thomson Reuters Corporation	5.85	4-15-2040	94,000	125,057
				352,157
Road & rail: 0.18%
Canadian National Railway Company	6.20	6-1-2036	140,000	194,548
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	148,615
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	61,009
				404,172
Information technology: 0.44%
Technology hardware, storage & peripherals: 0.44%
NXP BV 144A	4.30	6-18-2029	900,000	1,020,322
Materials: 0.95%
Chemicals: 0.53%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	401,760
Nutrien Limited	3.63	3-15-2024	200,000	214,768
Nutrien Limited	5.00	4-1-2049	200,000	254,607
Nutrien Limited	5.63	12-1-2040	140,000	183,495
Nutrien Limited	6.13	1-15-2041	115,000	158,246
				1,212,876
Metals & mining: 0.42%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	182,975
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	216,009
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	207,726
Southern Copper Corporation	5.25	11-8-2042	200,000	242,400
Vale Overseas Limited	6.88	11-10-2039	91,000	125,647
				974,757
Total Yankee corporate bonds and notes (Cost $36,026,679)				38,918,063

		Yield	Shares
Short-term investments: 0.55%
Investment companies: 0.55%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,250,358	1,250,358
Total Short-term investments (Cost $1,250,358)				1,250,358
Total investments in securities (Cost $212,079,817)	99.40%			227,791,383
Other assets and liabilities, net	0.60			1,368,099
Total net assets	100.00%			$229,159,482

See accompanying notes to portfolio of investments

18  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$877,655	$15,419,401	$(15,046,698)	$0	$0	$1,250,358	0.55%	1,250,358	$145
See accompanying notes to portfolio of investments

Wells Fargo Investment Grade Corporate Bond Portfolio  |  19

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$187,622,962	$0	$187,622,962
Yankee corporate bonds and notes	0	38,918,063	0	38,918,063
Short-term investments
Investment companies	1,250,358	0	0	1,250,358
Total assets	$1,250,358	$226,541,025	$0	$227,791,383
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

20  |  Wells Fargo Investment Grade Corporate Bond Portfolio